Stockholders' Deficit - Additional Information (Details) - USD ($)				9 Months Ended		12 Months Ended
	Aug. 31, 2023	Aug. 29, 2023	Mar. 02, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Aug. 22, 2023	Jun. 30, 2023	Feb. 27, 2023	Feb. 23, 2023
Class of Stock [Line Items]
Preferred stock par or stated value per share				$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock shares authorized				1,000,000		1,000,000	1,000,000
Preferred stock shares issued				0		0	0
Preferred stock shares outstanding				0		0	0
Temporary equity shares outstanding				6,104,682		28,750,000	28,750,000
Proceeds from Sale of Restricted Investments	$ 24,008,096	$ 24,008,096	$ 206,121,060	$ 230,129,156	$ 0	$ 786,918	$ 0
Temporary Equity Redemption Price Per Share	$ 10.31	$ 10.31	$ 10.15
Common Class A [Member]
Class of Stock [Line Items]
Common stock par or stated value per share				$ 0.0001		$ 0.0001	$ 0.0001
Common stock shares authorized				200,000,000		200,000,000	200,000,000
Common stock shares issued				7,187,500		0	0
Common stock shares outstanding				7,187,500		0	0
Temporary equity shares outstanding		2,328,063		6,104,682		28,750,000	28,750,000		8,432,745	20,317,255	20,317,255
Common stock, voting rights						one
Proceeds from Sale of Restricted Investments				$ 230,129,156
Temporary Equity Redemption Price Per Share				$ 10.34		$ 10.1	$ 10
Common Class A [Member] | Sponser [Member]
Class of Stock [Line Items]
Common stock shares issued								7,187,500
Common Class B [Member]
Class of Stock [Line Items]
Common stock par or stated value per share				$ 0.0001		$ 0.0001	$ 0.0001
Common stock shares authorized				20,000,000		20,000,000	20,000,000
Common stock shares issued				0		7,187,500	7,187,500
Common stock shares outstanding				0		7,187,500	7,187,500
Common stock, voting rights						one
Common Class B [Member] | Sponser [Member]
Class of Stock [Line Items]
Common stock shares outstanding								0
Common Class B [Member] | Determination Of Price Of Class A Common Stock For A Certain Period Based On Which Lock In Period Of Class B Common Stock Will Be Determined [Member]
Class of Stock [Line Items]
Lock in period of shares						1 year
Share price				$ 12		$ 12
Number of trading days for determining the share price				20 days		20 days
Number of consecutive trading days for determining the share price				30 days		30 days
Waiting period after which price of share is determined post business combination				150 days		150 days